LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Textual Details [Abstract]
Nominal amount of Astir shares		€ 400
Percentage of Astir shares	90%	90%
Assets Held For Sale
Goodwill, software, other intangibles and premises and equipment		111
Other assets		23
Total long-lived assets held for sale	186	134	0
Liabilities Associated With Assets Held For Sale
Accounts payable, accrued expenses and other liabilities		10
Total liabilities directly associated with long-lived assets held for sale	$ 14	€ 10	€ 0